ANNUAL REPORT
==============================================================================

                           TIAA SEPARATE ACCOUNT VA-1

                               STOCK INDEX ACCOUNT

                          AUDITED FINANCIAL STATEMENTS

                                    INCLUDING

                            STATEMENT OF INVESTMENTS

                                DECEMBER 31, 1995









--------------------------------------------------------------------------------
As required by the Investment Company Act of 1940, TIAA Separate Account VA-1 provides its contractowners with this year-end annual report of its financial condition and portfolio holdings. A semi-annual report for TIAA Separate
Account   VA-1  is  also   provided   each  year  toward  the  end  of  August.
--------------------------------------------------------------------------------



                                                                     [TIAA-LOGO]

                          TIAA SEPARATE ACCOUNT VA-1



                             STOCK INDEX ACCOUNT
                    INDEX TO AUDITED FINANCIAL STATEMENTS
                              DECEMBER 31, 1995

-------------------------------------------------------------------------------

                                                                       Page
                                                                       ----
Report of Management Responsibility ..................................  2
Report of Independent Auditors .......................................  3
Audited Financial Statements:  .......................................
 Statement of Assets and Liabilities .................................  4
 Statement of Operations .............................................  5
 Statements of Changes in Net Assets .................................  6
 Notes to Financial Statements .......................................  7
 Statement of Investments ............................................ 10






                                                                   [TIAA-LOGO]

[TIAA-LOGO]

------------------------------------------------------------------------------

                     REPORT OF MANAGEMENT RESPONSIBILITY

To the Contractowners of
 TIAA Separate Account VA-1:

The accompanying financial statements of the Stock Index Account ("Account") of TIAA Separate Account VA-1 ("VA-1") are the responsibility of management. They have been prepared in accordance with generally accepted accounting principles and have been presented fairly and objectively in accordance with such principles.

Teachers Insurance and Annuity Association of America ("TIAA") has established and maintains a strong system of internal controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, TIAA's internal audit personnel provide a continuing review of the internal controls and operations of TIAA, including its separate account operations. The internal Auditor regularly reports to the Audit Committee of the TIAA Board of Trustees and to the Management Committee of VA-1.


The accompanying financial statements have been audited by the independent auditing firm of Deloitte & Touche LLP. The independent auditors' report, which appears on the following page, expresses an independent opinion on the fairness of presentation of these financial statements.


The Audit Committee of the TIAA Board of Trustees, consisting of trustees who are not officers of TIAA, and the Management Committee of VA-1, the majority of which are not officers of TIAA, meet regularly with management, representatives of Deloitte & Touche LLP and internal auditing personnel to review matters relating to financial reporting, internal controls and auditing.

                                                 /s/ Thomas W. Jones
                                         -------------------------------------
                                                     Chairman of
                                          Management Committee and President

                                                 /s/ Thomas G. Walsh
                                         -------------------------------------
                                                     Manager and
                                               Executive Vice President

                                                 /s/ Richard L. Gibb
                                         -------------------------------------
                                             Principal Accounting Officer
                                             and Executive Vice President

[Deloitte & Touche LLP-Letterhead/Logo]
                       -------------------------------------------------------
                       Two World Financial Center Telephone: (212) 436-2000 New York, New York 10281-1414 Facsimile: (212) 436-5000


                        REPORT OF INDEPENDENT AUDITORS

To the Contractowners and Management Committee of
 TIAA Separate Account VA-1:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of the Stock Index Account of TIAA Separate Account VA-1 ("VA-1") as of December 31, 1995, and the related statements of operations and of changes in net assets for the year then ended and of changes in net assets for the period October 3, 1994 (date established) to December 31, 1994. These financial statements are the responsibility of VA-1's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1995, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Stock Index Account of VA-1 at December 31, 1995, the results of its operations and the changes in its net assets for the above-stated periods, in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP
February 6, 1996


---------------
Deloitte Touche
Tohmatsu
International
---------------

                          TIAA SEPARATE ACCOUNT VA-1
                             STOCK INDEX ACCOUNT
                     STATEMENT OF ASSETS AND LIABILITIES
                              DECEMBER 31, 1995



ASSETS
 Investments, at cost...................................  $72,207,438
 Net unrealized appreciation of investments.............   16,387,886
                                                          -----------
 Investments, at value..................................   88,595,324
 Cash...................................................       32,280
 Dividends and interest receivable......................      168,815
 Amounts due from General Account.......................      831,907
                                                          -----------
                                            TOTAL ASSETS   89,628,326
                                                          -----------
LIABILITIES
 Payable for investment advisory services...............          733
                                                          -----------
                                       TOTAL LIABILITIES          733
                                                          -----------
NET ASSETS--Accumulation Fund...........................  $89,627,593
                                                          ===========
NUMBER OF ACCUMULATION UNITS
  OUTSTANDING--Notes 5 and 6............................    2,604,605
                                                          ===========
NET ASSET VALUE, PER ACCUMULATION UNIT--Note 5..........       $34.41
                                                               ======

                      See notes to financial statements.

                          TIAA SEPARATE ACCOUNT VA-1
                             STOCK INDEX ACCOUNT
                           STATEMENT OF OPERATIONS
                         Year Ended December 31, 1995



INVESTMENT INCOME
  Income:
   Dividends.........................................    $ 1,436,608
   Interest..........................................         46,587
                                                         -----------
                                         TOTAL INCOME      1,483,195
                                                         -----------
  Expenses--Note 3:
   Investment advisory...............................        186,937
   Administrative....................................        122,454
   Mortality and expense risk charges................        153,073
                                                         -----------
                         TOTAL EXPENSES BEFORE WAIVER        462,464
   Fees paid indirectly..............................         (3,245)
                                                         -----------
                           NET EXPENSES BEFORE WAIVER        459,219
   Investment advisory charges waived--Note 3........       (122,454)
                                                         -----------
                                         NET EXPENSES        336,765
                                                         -----------
                               INVESTMENT INCOME--NET      1,146,430
                                                         -----------
REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS--Note 4
  Net realized gain on investments...................        481,973
  Net change in unrealized appreciation on
  investments........................................     16,241,820
                                                         -----------
      NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS     16,723,793
                                                         -----------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $17,870,223
                                                         ===========

                      See notes to financial statements.

                           TIAA SEPARATE ACCOUNT VA-1
                               STOCK INDEX ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                 Year Ended                 October 3, 1994
                                                                 December 31,            (date established) to
                                                                    1995                   December 31, 1994
                                                                 -----------             ---------------------

FROM OPERATIONS
 Investment income--net..............................           $ 1,146,430                  $   177,834
 Net realized gain on investments....................               481,973                        1,811
 Net change in unrealized appreciation on investments            16,241,820                      146,066
                                                                -----------                  -----------
                           NET INCREASE IN NET ASSETS
                            RESULTING FROM OPERATIONS            17,870,223                      325,711
                                                                -----------                  -----------
FROM CONTRACTOWNER TRANSACTIONS
 TIAA seed money contributed (withdrawn)--Note 1....            (33,252,105)                  25,000,000
 Premiums...........................................             61,534,705                    2,654,030
 Contractowner transfers from fixed account.........             14,563,961                    1,616,615
 Withdrawals........................................               (683,251)
 Death benefits.....................................                 (2,296)
                                                                -----------                  -----------
                     INCREASE IN NET ASSETS RESULTING
                      FROM CONTRACTOWNER TRANSACTIONS            42,161,014                   29,270,645
                                                                -----------                  -----------
                           NET INCREASE IN NET ASSETS            60,031,237                   29,596,356
NET ASSETS
 Beginning of period................................             29,596,356                       --
                                                                -----------                  -----------
 End of period......................................            $89,627,593                  $29,596,356
                                                                ===========                  ===========

                      See notes to financial statements.

                          TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION

TIAA Separate Account VA-1 ("VA-1") is a segregated investment account of Teachers Insurance and Annuity Association of America ("TIAA") and was organized on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding variable annuity contracts. VA-1 was registered with the Securities and Exchange Commission ("Commission") effective November 1, 1994 as an open-end, diversified management investment company under the Investment Company Act of 1940. Currently, VA-1 consists of a single investment portfolio, the Stock Index Account ("Account"), which invests in a diversified portfolio of equity securities selected to track the overall United States stock market.

The Account was established on October 3, 1994 with a $25,000,000 seed money investment by TIAA. TIAA purchased 1,000,000 Accumulation Units of the Account and such Units share in the pro rata investment experience of the Account and are subject to the same valuation procedures and expense deductions as all other Accumulation Units in the Account. On November 14, 1994, VA-1 began to offer Accumulation Units of the Account to participants other than TIAA. On October 2, 1995, TIAA began to withdraw its Accumulation Units from the Account at prevailing daily net asset values and these withdrawals are reflected in the accompanying financial statements. At December 31, 1995, TIAA retained 2,685 Accumulation Units, with a total value of $92,402.

Teachers Advisors, Inc. ("Advisors"), an indirect subsidiary of TIAA which is registered with the Commission as an investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement between TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed primarily by Teachers Personal Investors Services, Inc. ("TPIS"), also an indirect subsidiary of TIAA, which is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Account, which are in conformity with generally accepted accounting principles.

Valuation of Investments: Securities listed or traded on any United States national securities exchange are valued at the last sales price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sales price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices. Short-term money market instruments are stated at market value. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of and in accordance with the responsibilities of the Management Committee of VA-1.

Accounting for Investments: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned and, for short-term money market instruments, includes accrual of discount and amortization of premium. Dividend income is recorded on the ex-dividend date. Realized gains and losses on security transactions are accounted for on the average cost basis.


Federal Income Taxes: Based on provisions of the Internal Revenue Code, no federal taxes are attributable to the net investment experience of the Account.

                          TIAA SEPARATE ACCOUNT VA-1
                             STOCK INDEX ACCOUNT
                  NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 3--MANAGEMENT AGREEMENTS

Daily charges are deducted from the net assets of the Account for services required to manage investments, administer the separate account and the contracts, and to cover certain insurance risks borne by TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the net assets of the Account. Currently, Advisors has agreed to waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.10% of the net assets of the Account. The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the net assets of the Account. TIAA also imposes a daily charge equivalent to an annual rate of 0.25% of the net assets of the Account for bearing certain mortality and expense risks in connection with the contracts.


Advisors and TPIS generally pay directly for all third-party services provided for the benefit of the Account. "Soft- dollar" arrangements for brokerage and other services are generally not utilized by the Account. However, certain custodial fees are reduced based on the level of average cash balances on deposit with a custodian bank during the period. The amount by which custodial fees were reduced under these expense offset agreements is reflected in the accompanying Statement of Operations as "Fees paid indirectly".


NOTE 4--INVESTMENTS


At December 31, 1995, the net unrealized appreciation on investments was $16,387,886, consisting of gross unrealized appreciation of $17,765,654 and gross unrealized depreciation of $1,377,768.

Purchases  and  sales  of  securities,   other  than  short-term  money  market
instruments, for the year ended December 31, 1995, were $43,023,069 and $598,181, respectively.


NOTE 5--CONDENSED FINANCIAL INFORMATION


Selected condensed financial information for an Accumulation Unit of the Account is presented below.


                                                               Year Ended        October 3, 1994
                                                               December 31    date established) to
                                                                  1995         December 31, 1994
                                                                ----------    --------------------
Per Accumulation Unit Data:
 Investment income...................................           $  .745            $  .206
 Expense charges.....................................              .170               .034
                                                                -------            -------
 Investment income--net..............................              .575               .172
 Net realized and unrealized gain on investments.....             8.565               .099
                                                                -------            -------
 Net increase in Accumulation Unit Value.............             9.140               .271
Accumulation Unit Value:
 Beginning of period.................................            25.271             25.000
                                                                -------            -------
 End of period.......................................           $34.411            $25.271
                                                                =======            =======
Ratios to Average Net Assets:
 Expenses............................................              0.55%              0.13%
 Investment income--net..............................              1.87%              0.68%
Portfolio turnover rate..............................              0.98%              0.04%
Thousands of Accumulation Units outstanding
  at end of period...................................             2,605              1,171

                          TIAA SEPARATE ACCOUNT VA-1
                             STOCK INDEX ACCOUNT
                  NOTES TO FINANCIAL STATEMENTS (Concluded)

NOTE 6--ACCUMULATION UNITS

Changes in the number of Accumulation Units outstanding were as follows:

                                                        Year Ended     October 3, 1994
                                                         December     (date established)
                                                            31,              to
                                                           1995       December 31, 1994
                                                         ----------   -----------------
Accumulation Units:
 Credited for premiums.............................      1,999,245        1,106,440
 Credited (cancelled) for transfers and
  disbursements....................................       (565,817)          64,737
 Outstanding:
  Beginning of period..............................      1,171,177            --
                                                         ---------        ---------
  End of period....................................      2,604,605        1,171,177
                                                         =========        =========

                           TIAA SEPARATE ACCOUNT VA-1
                 STATEMENT OF INVESTMENTS--STOCK INDEX ACCOUNT
                               DECEMBER 31, 1995

                                    SUMMARY

                                      VALUE          %
                                   -----------    ------
PREFERRED STOCK
 CONGLOMERATES                     $       589      0.00%
 FINANCIAL--MISCELLANEOUS                  294      0.00
                                   -----------    ------
TOTAL PREFERRED STOCK
  (Cost $754)                              883      0.00
                                   -----------    ------
COMMON STOCK
 AEROSPACE                           1,192,523      1.33
 AIR TRANSPORTATION                    466,805      0.52
 AUTOMOTIVE & RELATED                2,297,946      2.56
 BANKS                               6,579,588      7.34
 BEVERAGES                           2,527,849      2.82
 BROADCASTERS                        1,048,972      1.17
 BUSINESS SERVICES                   1,220,797      1.36
 CHEMICALS--MAJOR                    1,855,585      2.07
 CHEMICALS--SPECIALTY                1,061,389      1.18
 COMMUNICATION EQUIPMENT &
  SERVICES                           1,706,832      1.91
 COMPUTER SERVICE                    2,721,643      3.04
 CONGLOMERATES                       1,783,749      1.99
 CONSTRUCTION--MATERIALS &
  BUILDERS                             648,136      0.72
 CONTAINERS                             97,122      0.11
 COSMETICS                             502,500      0.56
 ELECTRICAL EQUIPMENT                2,771,871      3.09
 ELECTRICAL EQUIPMENT--
  COMPONENTS DIVERSIFIED             2,697,489      3.01
 ELECTRICAL
  EQUIPMENT--INSTRUMENTS               472,161      0.53
 ENVIRONMENTAL CONTROL                 375,274      0.42
 FINANCIAL--MISCELLANEOUS            3,170,569      3.54
 FOODS                               2,220,930      2.48
 FOREST PRODUCTS                       511,549      0.57
 HEALTHCARE--DRUGS                   4,793,837      5.35
 HEALTHCARE--HOSPITAL SUPPLY         2,024,002      2.26
 HEALTHCARE--OTHER                   1,217,397      1.36
 HEALTHCARE--SERVICE                 1,799,860      2.01
 HOUSEHOLD--CONSUMER ELECTRONICS        29,491      0.03
 HOUSEHOLD--DURABLE GOODS              423,062      0.47
 HOUSEHOLD--PRODUCTS                 1,416,235      1.58
 INSURANCE--BROKERS & OTHER            425,075      0.48
 INSURANCE--LIFE                       541,862      0.61
 INSURANCE--MULTI-LINE,
  PROPERTY & CASUALTY                2,796,924      3.12
 LEISURE TIME                        1,200,366      1.34
 MACHINERY                           1,405,459      1.57
 METALS--ALUMINIUM                     207,649      0.23
 METALS--GOLD                          189,683      0.21
 METALS--NON-FERROUS                   299,611      0.33
 METALS--STEEL                         286,650      0.32
 OFFICE EQUIPMENT                    2,925,186      3.26
 PAPER                               1,030,734      1.15
 PETROLEUM--
  EXPLORATION & PRODUCTION             719,723      0.80
 PETROLEUM--INTEGRATED               4,457,290      4.97
 PETROLEUM--SERVICE                    721,998      0.81
 PHOTOGRAPHY                           406,400      0.45
 PROPERTY--REAL ESTATE                 258,000      0.29
 PUBLISHING--NEWSPAPER                 411,084      0.46
 PUBLISHING--OTHER                     767,948      0.86
 RAILROAD                              870,957      0.97
 RESTAURANTS & HOTELS                1,131,654      1.26
 RETAIL--FOOD                          655,652      0.73
 RETAIL--GENERAL MERCHANDISE         3,229,926      3.60
 TEXTILE & APPAREL                     421,299      0.47
 TOBACCO                             1,635,817      1.83
 TRUCKERS & SHIPPING                   186,037      0.21
 UTILITIES--ELECTRIC                 4,080,113      4.55
 UTILITIES--GAS & PIPELINE           1,142,818      1.28
 UTILITIES--TELEPHONE                6,553,239      7.31
                                   -----------    ------
TOTAL COMMON STOCK
  (Cost $72,206,684)                88,594,317     98.85
                                   -----------    ------
 ROUNDING                                  124      0.00
                                   -----------    -------
TOTAL PORTFOLIO
  (Cost $72,207,438)                88,595,324     98.85
OTHER ASSETS & LIABILITIES, NET      1,032,269      1.15
                                   -----------    -------
NET ASSETS                         $89,627,593    100.00%
                                   ===========    ======



                       See notes to financial statements.

                           TIAA SEPARATE ACCOUNT VA-1
                  STATEMENT OF INVESTMENTS--STOCK INDEX ACCOUNT
                                DECEMBER 31, 1995

 SHARES                                                  VALUE
---------                                             -----------
            PREFERRED STOCK--0.00%
              CONGLOMERATES--0.00%
       41      TELEDYNE, INC SERIES E                 $      589
                                                      ----------
              FINANCIAL--MISCELLANEOUS--0.00%
       12      EVEREN CAPITAL CORP SERIES A                  294
                                                      ----------
            TOTAL PREFERRED STOCK
               (Cost $754)                                   883
                                                      ----------
            COMMON STOCK--98.85%
              AEROSPACE--1.33%
    5,300     BOEING CO                                  415,387
    1,500     EG & G, INC                                 36,375
      800     GENERAL DYNAMICS CORP                       47,300
    1,900     GENERAL MOTORS CORP (CLASS H)               93,337
    2,678     LOCKHEED MARTIN CORP                       211,562
    1,600     MCDONNELL DOUGLAS CORP                     147,200
      600     NORTHROP GRUMMAN CORP                       38,400
    1,100     OEA, INC                                    32,862
    3,600     RAYTHEON CO                                170,100
                                                      -----------
                                                       1,192,523
                                                      -----------
            AIR TRANSPORTATION--0.52%
      950     AIR EXPRESS INTERNATIONAL CORP              21,850
    1,100   o AMR CORP                                    81,675
    2,250     COMAIR HOLDINGS, INC                        60,468
    1,000     DELTA AIRLINES, INC                         73,875
      900   o FEDERAL EXPRESS CORP                        66,487
    1,300   o NORTHWEST AIRLINES CORP (CLASS A)           66,300
    2,600     SOUTHWEST AIRLINES CO                       60,450
      200   o UAL CORP NEW                                35,700
                                                      -----------
                                                         466,805
                                                      -----------
            AUTOMOTIVE & RELATED--2.56%
    1,200     ALLEN GROUP, INC                            26,850
      700     BANDAG, INC                                 37,887
    1,000     BORG-WARNER AUTOMOTIVE, INC                 32,000
    5,700     CHRYSLER CORP                              315,637
    1,600     COOPER TIRE & RUBBER CO                     39,400
      800     CUMMINS ENGINE CO, INC                      29,600
    1,600     DANA CORP                                   46,800
    1,000     DANAHER CORP                                31,750
    1,200     EATON CORP                                  64,350
    1,200   o ECHLIN, INC                                 43,800
   17,300     FORD MOTOR CO                              501,700
   11,726     GENERAL MOTORS CORP                        620,012
    1,700     GENUINE PARTS CO                            69,700
    2,400     GOODYEAR TIRE & RUBBER CO                  108,900
    1,300     HARLEY DAVIDSON, INC                        37,375
      700     HAYES WHEELS INTERNATIONAL, INC             17,937
    1,900   o LEAR SEATING CORP                           55,100
      900     MODINE MANUFACTURING CO                     21,600
    2,000   o NAVISTAR INTERNATIONAL CORP                 21,000
      700     PACCAR, INC                                 29,487
    1,200     POLARIS INDUSTRIES, INC                     35,250
    2,500     SAFETY-KLEEN CORP                           39,062
      900     SNAP-ON, INC                                40,725
      500     STANDARD PRODUCTS CO                         8,812
      300     TRANSPRO, INC                                3,187
      900     WABASH NATIONAL CORP                        20,025
                                                      ----------
                                                       2,297,946
                                                      ----------
            BANKS--7.34%
    1,800     AMSOUTH BANCORP                             72,675
    5,600     BANC ONE CORP                              211,400
    1,200     BANCORP HAWAII, INC                         43,050
    2,053     BANK OF BOSTON CORP                         94,951
    3,000     BANK OF NEW YORK CO, INC                   146,250
    1,400     BANK SOUTH CORP                             42,525
    5,700     BANKAMERICA CORP                           369,075
    1,200     BANKERS TRUST NEW YORK CORP                 79,800
    1,300     BARNETT BANKS, INC                          76,700
      500     BAYBANKS, INC                               49,125
    1,800     BOATMENS BANCSHARES, INC                    73,575
    1,100     CAPITAL ONE FINANCIAL CORP                  26,262
    1,000     CCB FINANCIAL CORP                          55,500
    3,800     CHARTER ONE FINANCIAL, INC                 116,375
    2,758     CHASE MANHATTAN CORP                       167,203
    3,800     CHEMICAL BANKING CORP                      223,250
    6,246     CITICORP                                   420,043
      105   o CNB BANCSHARES INC                           2,992
    1,800     COMERICA, INC                               72,225
    2,100     CORESTATES FINANCIAL CORP                   79,537
      802     CRESTAR FINANCIAL CORP                      47,418
    1,200     DEPOSIT GUARANTY CORP                       53,400
      600     FIFTH THIRD BANCORP                         43,950
    1,212     FIRST AMERICAN BANK CORP                    53,782
    2,020     FIRST BANK SYSTEM, INC                     100,242
    4,453     FIRST CHICAGO NBD CORP                     175,893
      807     FIRST COMMERCE CORP                         25,824
    1,819     FIRST COMML CORP                            60,027
    1,333     FIRST FIDELITY BANCORP NEW                 100,474
      500     FIRST FINANCIAL BANCORP                     17,625
    1,200     FIRST INTERSTATE BANCORP                   163,800
    1,000     FIRST MICHIGAN BANK CORP                    27,750
    1,200     FIRST SECURITY CORP                         46,200
      500     FIRST TENNESSEE NATIONAL CORP               30,250
    2,500     FIRST UNION CORP                           139,062
    1,000     FIRSTAR CORP NEW                            39,625
      800     FIRSTIER FINANCIAL, INC                     35,200
    1,600     FIRSTMERIT CORP                             48,000
    4,006     FLEET FINANCIAL GROUP, INC NEW             163,244
    1,947     HUNTINGTON BANCSHARES, INC                  46,728
    2,900     KEYCORP NEW                                105,125
    1,900     MAGNA GROUP, INC                            45,125
    2,200     MARSHALL & ILSLEY CORP                      57,200
    1,850     MELLON BANK CORP                            99,437
    1,000     MERCANTILE BANCORP, INC                     46,000
    2,000     MERCANTILE BANKSHARES CORP                  55,750
    1,114     MERIDIANBANCORP, INC                        51,801
    1,000     MIDLANTIC CORP                              65,625
    2,600     MORGAN (J.P.) & CO, INC                    208,650
    2,067     NATIONAL CITY CORP                          68,469
    1,100     NATIONAL COMMERCE BANCORP                   28,875
    4,124     NATIONSBANK CORP                           287,133
    1,000     NORTHERN TRUST CORP                         56,000



                       See notes to financial statements.

                                       11




 SHARES                                                  VALUE
---------                                            ------------
            BANKS--(continued)
    4,500     NORWEST CORP                            $  148,500
    1,155     OLD KENT FINANCIAL CORP                     47,499
    1,900     OLD NATIONAL BANCORP                        66,025
      300     ONE VALLEY BANCORP OF WEST
                VIRGINIA                                   9,375
    3,400     PNC BANK CORP                              109,650
    1,700     PREMIER BANCORP, INC                        39,737
      600     REGIONS FINANCIAL CORP                      25,800
      500     REPUBLIC NEW YORK CORP                      31,062
    1,116     SIGNET BANKING CORP                         26,505
    1,850     SOUTHERN NATIONAL CORP                      48,562
    1,800     SOUTHTRUST CORP                             46,125
    2,200     ST. PAUL BANCORP, INC                       56,100
      600     STAR BANC CORP                              35,700
    1,300     STATE STREET BOSTON CORP                    58,500
    2,420     SUMMIT BANCORP                              76,230
    1,500     SUNTRUST BANKS, INC                        102,750
    1,200     SYNOVUS FINANCIAL CORP                      34,200
    2,529     U.S. BANCORP                                85,037
    1,100     UJB FINANCIAL CORP                          39,325
    1,600     UNION PLANTERS CORP                         51,000
    1,600     VALLEY NATIONAL BANCORP                     40,000
    2,500     WACHOVIA CORP NEW                          114,375
    2,700     WASHINGTON FEDERAL, INC                     69,187
      510     WELLS FARGO & CO                           110,160
      900     WILMINGTON TRUST CORP                       27,787
      800     ZIONS BANCORP                               64,200
                                                      ----------
                                                       6,579,588
                                                       ----------
            BEVERAGES--2.82%
    3,400     ANHEUSER BUSCH COS, INC                    227,375
      900     BROWN FORMAN, INC (CLASS B)                 32,850
   20,200     COCA COLA CO                             1,499,850
    2,100     COCA COLA ENTERPRISES, INC                  56,175
    1,100     COORS ADOLPH CO (CLASS B)                   24,337
   12,300     PEPSICO, INC                               687,262
                                                      ----------
                                                       2,527,849
                                                      ----------
            BROADCASTERS--1.17%
      500   o BHC COMMUNICATIONS, INC (CLASS A)           47,250
    1,600     CAPITAL CITIES/ABC, INC                    197,400
      600   o CLEAR CHANNEL COMMUNICATIONS, INC           26,475
    4,300     COMCAST CORP (CLASS A) SPL                  78,206
    1,260     GAYLORD ENTERTAINMENT CO                    34,965
      800   o HERITAGE MEDIA CORP (CLASS A) NEW           20,500
    1,000   o INFINITY BROADCASTING CORP (CLASS  A)       37,250
      500   o KING WORLD PRODUCTIONS, INC                 19,437
    2,275   o LIBERTY MEDIA GROUP CLASS A                 61,140
      500   o LIN TELEVISION CORP                         14,875
   10,400   o TELE-COMMUNICATIONS, INC (CLASS A) NEW     206,700
    2,200     TURNER BROADCASTING SYSTEMS, INC
                (CLASS B)                                 57,200
      400     UNITED TELEVISION, INC                      36,100
    4,300   o VIACOM, INC (CLASS A)                      197,262
      300   o VIACOM, INC (CLASS B)                       14,212
                                                      ----------
                                                       1,048,972
                                                      ----------
            BUSINESS SERVICES--1.36%
    1,200   o AMERICA ONLINE, INC                         45,000
      900     AUTODESK, INC                               30,825
    1,800     BLOCK (H&R), INC                            72,900
      700   o CATALINA MARKETING CORP                     43,925
      800     CINTAS CORP                                 35,600
      500   o CORPORATE EXPRESS, INC                      15,062
    1,300     DELUXE CORP                                 37,700
      900     DIEBOLD, INC                                49,837
    1,200   o FRANKLIN QUEST CO                           23,400
    1,800     HARLAND (JOHN H.) CO                        37,575
    1,200     IDEON GROUP, INC                            12,150
    1,500     INTERPUBLIC GROUP OF COS, INC               65,062
    1,200     KELLY SERVICES, INC (CLASS A)               33,300
    1,600     MANPOWER, INC                               45,000
      600   o MICRO WAREHOUSE, INC                        25,950
    1,500     NATIONAL SERVICE INDUSTRIES, INC            48,562
    2,400   o OFFICE DEPOT, INC                           47,400
      900     OLSTEN CORP                                 35,550
    1,000     OMNICOM GROUP, INC                          37,250
    1,200     PAYCHEX, INC                                59,850
    1,100     PHH CORP                                    51,425
    1,000   o ROBERT HALF INTERNATIONAL, INC              41,875
    1,300     SENSORMATIC ELECTRONICS CORP                22,587
    1,700     SERVICE CORP INTERNATIONAL                  74,800
      900   o STRATACOM, INC                              66,150
    1,600   o SUNGARD DATA SYSTEMS, INC                   45,600
    1,900     TRUE NORTH COMMUNICATIONS, INC              35,150
    1,600   o U.S. CELLULAR CORP                          54,000
      500     WALLACE COMPUTER SERVICES, INC              27,312
                                                      ----------
                                                       1,220,797
                                                      ----------
            CHEMICALS--MAJOR--2.07%
    1,800     AIR PRODUCTS & CHEMICALS, INC               94,950
    4,100     DOW CHEMICAL CO                            288,537
    8,900     DU PONT (E.I.) DE NEMOURS & CO             621,887
    1,500     EASTMAN CHEMICAL CO                         93,937
      800     GOODRICH (B.F.) CO                          54,500
    1,900     HERCULES, INC                              107,112
    1,600     MONSANTO CO                                196,000
      500     OLIN CORP                                   37,125
    3,300     PPG INDUSTRIES, INC                        150,975
    2,500     PRAXAIR, INC                                84,062
      800     ROHM & HAAS CO                              51,500
    2,000     UNION CARBIDE CORP                          75,000
                                                      ----------
                                                       1,855,585
                                                      ----------
            CHEMICALS--SPECIALTY--1.18%
    1,200   o AIRGAS, INC                                 39,900
    1,500     ALBEMARLE CORP                              29,062
      700     BETZ LABORATORIES, INC                      28,700
    1,500     COMMERCIAL METALS CO                        37,125
    1,300     CROMPTON & KNOWLES CORP                     17,225
      700   o CYTEC INDUSTRIES, INC                       43,662
    1,200     ECOLAB, INC                                 36,000
    1,350     ENGELHARD CORP                              29,362
      800     FOSTER WHEELER CORP                         34,000
    1,200     GEON CO                                     29,250
      700     GEORGIA GULF CORP                           21,525
    1,000     GREAT LAKES CHEMICAL CORP                   72,000
    1,434     ICN PHARMACEUTICALS, INC NEW                27,604
    1,200     IMC GLOBAL, INC                             49,050
      500     LOCTITE CORP                                23,750
    1,200     LUBRIZOL CORP                               33,450
      800     LYONDELL PETROCHEMICAL CO                   18,300
    1,000     MILLIPORE CORP                              41,125
    2,300     MORTON INTERNATIONAL, INC                   82,512


                       See notes to financial statements.

                                       12


 SHARES                                                  VALUE
---------                                            ------------
            CHEMICALS--SPECIALTY--(continued)
    1,200     NALCO CHEMICAL CORP                     $   36,150
      800     RAYCHEM CORP                                45,500
    2,125     RPM, INC                                    35,062
      700     SCHULMAN A, INC                             15,750
    1,400   o SEALED AIR CORP                             39,375
    1,100     SIGMA ALDRICH CORP                          54,450
    1,600   o STERLING CHEMICALS, INC                     13,000
      800     THIOKOL CORP                                27,100
      800     VIGORO CORP                                 49,400
    1,000     WELLMAN, INC                                22,750
    1,000     WITCO CORP                                  29,250
                                                      ----------
                                                       1,061,389
                                                      ----------
              COMMUNICATION EQUIPMENT &
               SERVICES--1.91%
    3,342   o 3COM CORP                                  155,820
    8,500   o AIRTOUCH COMMUNICATIONS, INC               240,125
      800   o ANDREW CORP                                 30,600
      500   o ANTEC CORP                                   9,000
    1,200   o ASCEND COMMUNICATIONS INC                   97,350
    1,800   o BRINKER INTERNATIONAL, INC                  27,225
      900   o CABLETRON SYSTEMS, INC                      72,900
      900   o CASCADE COMMUNICATIONS CORP                 76,725
    1,100     CENTURY TELEPHONE ENTERPRISES, INC          34,925
    4,600   o CISCO SYSTEMS, INC                         343,275
    1,200     COMSAT CORP SERIES 1                        22,350
    3,600     CORNING, INC                               115,200
    2,000   o DSC COMMUNICATIONS CORP                     73,750
      600   o GENERAL DATACOMM INDUSTRIES, INC            10,275
      700     HARRIS CORP                                 38,237
    2,400   o LCI INTERNATIONAL, INC                      49,200
      600   o MFS COMMUNICATIONS CO, INC                  31,950
    2,000   o NEW WORLD COMMUNICATIONS GROUP, INC         35,000
    5,400   o NOVELL, INC                                 76,950
    1,000   o PAGING NETWORK, INC                         24,375
      800   o QUALCOMM, INC                               34,400
    1,600     SCIENTIFIC-ATLANTA, INC                     24,000
    1,600   o TECH DATA CORP                              24,000
    1,600   o TELLABS, INC                                59,200
                                                      ----------
                                                       1,706,832
                                                      ----------
            COMPUTER SERVICE--3.04%
      100   o ACXIOM CORP                                  2,737
    1,200   o ADAPTEC, INC                                49,200
    1,200   o ADC TELECOMMUNICATIONS, INC                 43,800
    1,200     ADOBE SYSTEMS, INC                          74,400
    1,300   o AMERICAN MANAGEMENT SYSTEMS, INC            39,000
    2,100     AUTOMATIC DATA PROCESSING, INC             155,925
    3,202   o BAY NETWORKS, INC                          131,682
    1,200   o BISYS GROUP, INC                            36,900
    1,000   o BMC SOFTWARE, INC                           42,750
    1,350   o CADENCE DESIGN SYSTEMS, INC                 56,700
    1,000   o CERIDIAN CORP                               41,250
    3,300     COMPUTER ASSOCIATES INTERNATIONAL, INC     187,687
    1,000   o COMPUTER SCIENCES CORP                      70,250
    1,000   o ELECTRONIC ARTS                             26,125
    3,200   o EMC CORP                                    49,200
    3,403     FIRST DATA CORP                            227,575
    1,100   o FISERV, INC                                 33,000
    4,700     GENERAL MOTORS CORP (CLASS E)              244,400
      700     HBO & CO                                    53,637
    1,900   o INTERGRAPH CORP                             29,925
      800   o INTUIT, INC                                 62,400
      950   o MICROCHIP TECHNOLOGY, INC                   34,675
    5,600   o MICROSOFT CORP                             491,400
    1,200     NATIONAL DATA CORP                          29,700
    5,600   o ORACLE CORP                                237,300
    1,100   o PARAMETRIC TECHNOLOGY CORP                  73,150
    1,100   o READ-RITE CORP                              25,575
    1,000     REYNOLDS & REYNOLDS CO (CLASS A)            38,875
    1,000   o STERLING SOFTWARE, INC                      62,375
    1,300   o SYBASE, INC                                 46,800
    1,000   o SYMANTEC CORP                               23,250
                                                      ----------
                                                       2,721,643
                                                      ----------
            CONGLOMERATES--1.99%
    2,000     ALCO STANDARD CORP                          91,250
    1,800     ALEXANDER & BALDWIN, INC                    41,400
    4,600     ALLIED SIGNAL, INC                         218,500
      900     AMERICAN FINANCIAL GROUP, INC               27,562
    1,100   o CONCORD EFS, INC                            46,475
    1,600     ITT INDUSTRIES, INC                         38,400
      700     JOHNSON CONTROLS, INC                       48,125
    1,500     KEYSTONE FINANCIAL, INC                     45,000
      500   o LITTON INDUSTRIES, INC                      22,250
    1,200     LOEWS CORP                                  94,050
    1,245     MARK IV INDUSTRIES, INC                     24,588
    6,300     MINNESOTA MINING & MANUFACTURING CO        417,375
    2,500     ROCKWELL INTERNATIONAL CORP                132,187
      900     STANDEX INTERNATIONAL CORP                  29,475
    1,100     TELEDYNE, INC                               28,187
    1,000     TEXTRON, INC                                67,500
    1,100     TRW, INC                                    85,250
    2,600     TYCO INTERNATIONAL LTD                      92,625
    1,800     UNITED TECHNOLOGIES CORP                   170,775
    2,700     WHITMAN CORP                                62,775
                                                       ----------
                                                       1,783,749
                                                       ----------
            CONSTRUCTION--MATERIALS &
             BUILDERS--0.72%
      700     ARMSTRONG WORLD INDUSTRIES, INC             43,400
      266   o CASTLE & COOKE, INC                          4,455
      900     CENTEX CORP                                 31,275
    2,625     CLAYTON HOMES, INC                          56,109
    1,400     FASTENAL CO                                 59,150
    1,000     FLEETWOOD ENTERPRISES, INC                  25,750
    2,700     KAUFMAN & BROAD HOME CORP                   40,162
    1,624     LAFARGE CORP                                30,450
    2,900     MASCO CORP                                  90,987
      900     OAKWOOD HOMES CORP                          34,537
    1,200   o OWENS CORNING FIBERGLAS CORP NEW            53,850
      400     PLY-GEM INDUSTRIES, INC                      6,500
    1,100     PULTE CORP                                  36,987
    1,200     SHERWIN-WILLIAMS CO                         48,900
    1,100   o SIMON PROPERTY GROUP, INC                   26,812
    1,000   o USG CORP                                    30,000
      500     VULCAN MATERIALS CO                         28,812
                                                      ----------
                                                         648,136
                                                      ----------
            CONTAINERS--0.11%
      609     BALL CORP                                   16,747
    1,300   o CROWN CORK & SEAL CO, INC                   54,275
    1,800   o OWENS ILLINOIS, INC                         26,100
                                                      ----------
                                                          97,122
                                                      ----------


                       See notes to financial statements.

                                       13



 SHARES                                                  VALUE
---------                                            ------------
            COSMETICS--0.56%
    1,200     AVON PRODUCTS, INC                      $   90,450
    6,800     GILLETTE CO                                354,450
    1,200     INTERNATIONAL FLAVORS &
                FRAGRANCES, INC                           57,600
                                                      ----------
                                                         502,500
                                                      ----------
            ELECTRICAL EQUIPMENT--3.09%
    1,900   o AMERICAN POWER CONVERSION CORP              18,050
    1,500     BALDOR ELECTRIC CO                          30,187
    1,300     BELDEN, INC                                 33,475
    1,900     DURACELL INTERNATIONAL, INC                 98,325
    3,400     EMERSON ELECTRIC CO                        277,950
      800     EXIDE CORP                                  36,700
   26,500     GENERAL ELECTRIC CO                      1,908,000
      700     GRAINGER (W.W.), INC                        46,375
    2,100     HONEYWELL, INC                             102,112
    1,130     HUBBELL, INC (CLASS B)                      74,297
    1,200   o MAGNETEK, INC                                9,750
      600     THOMAS & BETTS CORP                         44,250
    5,600     WESTINGHOUSE ELECTRIC CORP                  92,400
                                                      ----------
                                                       2,771,871
                                                      ----------
            ELECTRICAL EQUIPMENT--COMPONENTS
             DIVERSIFIED--3.01%
    1,700   o ADVANCED MICRO DEVICES, INC                 28,050
      900   o ALTERA CORP                                 44,775
    3,400     AMP, INC                                   130,475
    1,100   o AMPHENOL CORP (CLASS A)                     26,675
    1,350   o ANALOG DEVICES, INC                         47,756
      900   o ARROW ELECTRONICS, INC                      38,812
    1,500   o ATMEL CORP                                  33,562
      800     AVNET, INC                                  35,800
    1,200   o CIRRUS LOGIC, INC                           23,700
    2,200   o CYPRESS SEMICONDUCTOR CORP                  28,050
    1,200     DALLAS SEMICONDUCTOR CORP                   24,900
      900     FISHER SCIENTIFIC INTERNATIONAL, INC        30,037
    2,300   o GENERAL INSTRUMENT CORP NEW                 53,762
       20   o HARRIS COMPUTER SYSTEMS CORP                   270
    1,400   o INTEGRATED DEVICE TECHNOLOGY, INC           18,025
   13,500     INTEL CORP                                 766,125
    1,600   o INTERNATIONAL RECTIFIER CORP                40,000
    1,200   o KEMET CORP                                  28,650
      700   o LAM RESEARCH CORP                           32,025
    1,400     LINEAR TECHNOLOGY CO                        54,950
    2,200   o LSI LOGIC CORP                              72,050
    1,400   o MAXIM INTEGRATED PRODUCTS                   53,900
    2,800     MICRON TECHNOLOGY, INC                     110,950
    1,656     MOLEX, INC                                  52,578
    9,400     MOTOROLA, INC                              535,800
    2,100   o NATIONAL SEMICONDUCTOR CORP                 46,725
    3,100     TEXAS INSTRUMENTS, INC                     160,425
      600   o U.S. ROBOTICS CORP                          52,650
    1,100   o VISHAY INTERTECHNOLOGY, INC                 34,650
      900   o VLSI TECHNOLOGY, INC                        16,312
    1,500   o XILINX, INC                                 45,750
      800   o ZILOG, INC                                  29,300
                                                      ----------
                                                       2,697,489
                                                      ----------
            ELECTRICAL EQUIPMENT--
             INSTRUMENTS--0.53%
    3,000   o APPLIED MATERIALS, INC                     118,125
      700   o INPUT/OUTPUT, INC                           40,425
    1,000   o KLA INSTRUMENT CORP                         26,062
    3,000     LORAL CORP                                 106,125
      800     PERKIN-ELMER CORP                           30,200
      800   o SILICON VALLEY GROUP, INC                   20,200
      700     TEKTRONIX, INC                              34,387
      600   o TENCOR INSTRUMENTS                          14,625
    1,400   o TERADYNE, INC                               35,000
      600     VARIAN ASSOCIATES, INC                      28,650
    1,300     X RITE, INC                                 18,362
                                                      ----------
                                                         472,161
                                                      ----------
            ENVIRONMENTAL CONTROL--0.42%
    3,300     BROWNING FERRIS INDUSTRIES, INC             97,350
    1,100   o SANIFILL, INC                               36,712
    1,700   o U.S.A. WASTE SERVICES, INC                  32,087
    7,000     WMX TECHNOLOGIES, INC                      209,125
                                                      ----------
                                                         375,274
                                                      ----------
            FINANCIAL--MISCELLANEOUS--3.54%
    1,100     ADVANTA CORP (CLASS A)                      42,075
    3,100     AHMANSON (H.F.) & CO                        82,150
    1,200     AMBAC, INC                                  56,250
    7,700     AMERICAN EXPRESS CO                        318,587
    3,200     AMERICAN GENERAL CORP                      111,600
    1,575     BEAR STEARNS COS, INC                       31,303
      800     BENEFICIAL CORP                             37,300
    2,214     COUNTRYWIDE CREDIT INDUSTRIES, INC          48,154
    2,200     DEAN WITTER DISCOVER & CO                  103,400
      800     DUKE REALTY INVESTMENTS, INC                25,100
    1,000     EDWARDS (A.G.), INC                         23,875
    2,800     FEDERAL HOME LOAN MORTGAGE CORP            233,800
    4,100     FEDERAL NATIONAL MORTGAGE
                ASSOCIATION                              508,912
    1,600     FINANCIAL SECURITY
                ASSURANCE HOLDINGS LTD                    39,800
      900     FINOVA GROUP, INC                           43,425
    2,200     FIRST FINANCIAL CORP (WISCONSIN)            50,600
    1,000     FIRST USA, INC                              44,375
    2,000     FRANCHISE FINANCE CORP OF AMERICA           45,250
    1,000     FRANKLIN RESOURCES, INC                     50,375
    1,700     FULTON FINANCIAL CORP                       35,275
    1,100     GOLDEN WEST FINANCIAL CORP                  60,775
    2,785     GREAT WESTERN FINANCIAL CORP                71,017
    2,600     GREEN TREE FINANCIAL CORP                   68,575
    1,400     HEALTH AND RETIREMENT PROPERTY
                TRUST                                     22,750
    1,700     HOUSEHOLD INTERNATIONAL, INC               100,512
    2,000     LEHMAN BROTHERS HOLDINGS, INC               42,500
    2,100     MBNA CORP                                   77,437
    1,200   o MEDAPHIS CORP                               44,400
    1,300     MEDITRUST CORP                              45,337
    2,550     MERCURY FINANCE CO                          33,787
    2,800     MERRILL LYNCH & CO, INC                    142,800
      800     MORGAN STANLEY GROUP, INC                   64,500
      700     NEW PLAN REALTY TRUST                       15,312
    1,800     PAINE WEBBER GROUP INC                      36,000
    1,500     PIONEER GROUP, INC                          40,875
      500     PMI GROUP, INC                              22,625
      600     PRICE (T. ROWE) ASSOCIATES, INC             29,550
    1,700     SALOMON, INC                                60,350
    2,100     SCHWAB (CHARLES) CORP                       42,262
      100     SECURITY CAPITAL PACIFIC TRUST               1,975
    1,300     STORAGE USA, INC                            42,412

                       See notes to financial statements.

                                       14

 SHARES                                                  VALUE
---------                                            ------------
            FINANCIAL--MISCELLANEOUS--(continued)
    1,200     STUDENT LOAN MARKETING
              ASSOCIATION                             $   79,050
    1,800     TCF FINANCIAL CORP                          59,625
      900     UNITED ASSET MANAGEMENT CORP                34,537
                                                      ----------
                                                       3,170,569
                                                      ----------
            FOODS--2.48%
    8,917   o ARCHER DANIELS MIDLAND CO                  160,506
    2,200     CAMPBELL SOUP CO                           132,000
      900     CARDINAL HEALTH, INC                        49,275
    3,900     CONAGRA, INC                               160,875
    2,200     CPC INTERNATIONAL, INC                     150,975
    1,000     DEAN FOODS CO                               27,500
      800     DOLE FOOD, INC                              28,000
      800     DREYERS GRAND ICE CREAM, INC                26,600
    1,800     FLOWERS INDUSTRIES, INC                     21,825
    2,600     GENERAL MILLS, INC                         150,150
    2,000   o GENERAL NUTRITION COS, INC                  46,000
    5,400     HEINZ (H.J.) CO                            178,875
      900     HERSHEY FOODS CORP                          58,500
      900     IBP, INC                                    45,450
    1,900     KELLOGG CO                                 146,775
    2,000     MCCORMICK & CO, INC                         48,250
    1,400     NABISCO HOLDINGS CORP (CLASS A)             45,675
    1,300     PIONEER-HI-BRED INTERNATIONAL, INC          72,312
    2,300     QUAKER OATS CO                              79,350
    1,500     RALCORP HOLDINGS, INC                       36,375
    1,500     RALSTON PURINA GROUP                        93,562
    1,400     RICHFOOD HOLDINGS, INC                      37,450
    7,800     SARA LEE CORP                              248,625
      700   o SMITHFIELD FOODS, INC                       22,225
      900     SMITH'S FOOD & DRUG CENTERS, INC
              (CLASS B)                                   22,725
    1,400     TYSON FOODS, INC                            36,575
    1,800     WRIGLEY (WM) JR CO                          94,500
                                                      ----------
                                                       2,220,930
                                                      ----------
            FOREST PRODUCTS--0.57%
    1,100     BOISE CASCADE CORP                          38,087
    1,400     CHAMPION INTERNATIONAL CORP                 58,800
    1,500     GEORGIA-PACIFIC CORP                       102,937
    2,200     LOUISIANA PACIFIC CORP                      53,350
      700     POTLATCH CORP                               28,000
    1,200     RAYONIER, INC                               40,050
    3,100     WEYERHAEUSER CO                            134,075
    1,000     WILLAMETTE INDUSTRIES, INC                  56,250
                                                      ----------
                                                         511,549
                                                      ----------
            HEALTHCARE--DRUGS--5.35%
    1,900   o ALZA CORP                                   47,025
    4,900     AMERICAN HOME PRODUCTS CORP                475,300
    4,500   o AMGEN, INC                                 267,187
    1,700     ARBOR DRUGS, INC                            35,700
      600   o BIOGEN, INC                                 36,900
    7,700     BRISTOL MYERS SQUIBB CO                    661,237
      385   o CHIRON CORP                                 42,542
    1,000   o FOREST LABORATORIES, INC                    45,250
      800   o GENZYME CORP                                49,900
       40   o GENZYME CORP (TISSUE REPAIR DIVISION)          635
    1,900     IVAX CORP                                   54,150
    5,046     LILLY (ELI) & CO                           283,837
      700     MCKESSON CORP NEW                           35,437
   19,400     MERCK & CO, INC                          1,275,550
    2,600     MYLAN LABORATORIES, INC                     61,100
   10,100     PFIZER, INC                                636,300
    3,480   o PHARMACIA & UPJOHN, INC                    134,850
      700     RHONE-POULENC RORER, INC                    37,275
      700   o ROBERTS PHARMACEUTICAL CORP                 12,425
      700   o SCHERER (R.P.) CORP                         34,387
    6,000     SCHERING-PLOUGH CORP                       328,500
    2,000     WARNER-LAMBERT CO                          194,250
      900   o WATSON PHARMACEUTICALS, INC                 44,100
                                                      ----------
                                                       4,793,837
                                                      ----------
            HEALTHCARE--HOSPITAL SUPPLY--2.26%
   12,200     ABBOTT LABORATORIES                        509,350
    1,000     BARD (C.R.), INC                            32,250
    4,300     BAXTER INTERNATIONAL, INC                  180,062
      900     BECTON DICKINSON & CO                       67,500
    1,600   o C-CUBE MICROSYSTEMS, INC                   100,000
    4,456     GUIDANT CORP                               188,266
   10,200     JOHNSON & JOHNSON                          873,375
    2,300     OWENS & MINOR, INC NEW                      29,325
    1,100   o PYXIS CORP                                  16,087
    1,300     U.S. SURGICAL CORP                          27,787
                                                      ----------
                                                       2,024,002
                                                      ----------
            HEALTHCARE--OTHER--1.36%
    2,000     ALLERGAN, INC                               65,000
    1,800   o AMERICAN MEDICAL RESPONSE, INC              58,500
      900     BAUSCH & LOMB, INC                          35,662
    2,400   o BIOMET, INC                                 42,900
    1,600   o BOSTON SCIENTIFIC CORP                      78,400
    1,500     CAREMARK INTERNATIONAL, INC                 27,187
      400   o CORDIS CORP                                 40,200
    1,000   o GENESIS HEALTH VENTURES, INC                36,500
    1,600   o IDEXX LABORATORIES, INC                     75,200
    2,400   o INFORMIX CORP                               72,000
    3,800     MEDTRONIC, INC                             212,325
      800   o NELLCOR PURITAN BENNETT, INC                46,400
      700   o OXFORD HEALTH PLANS, INC                    51,712
    2,100     PALL CORP                                   56,437
      600   o QUANTUM HEALTH RESOURCES, INC                5,887
    1,200   o ST. JUDE MEDICAL, INC                       51,600
    1,300     STEWART ENTERPRISES, INC (CLASS A)          48,100
      900     STRYKER CORP                                47,250
    1,050   o SUMMIT TECHNOLOGY, INC                      35,437
      900   o SUNRISE MEDICAL, INC                        16,650
    2,200   o SYBRON INTERNATIONAL CORP                   52,250
      800   o THERMO CARDIOSYSTEMS, INC                   61,800
                                                      ----------
                                                       1,217,397
                                                      ----------
            HEALTHCARE--SERVICE--2.01%
      800   o APRIA HEALTHCARE GROUP, INC                 22,600
    2,200   o BEVERLY ENTERPRISES                         23,375
    1,200   o CERNER CORP                                 24,600
    7,092     COLUMBIA/HCA HEALTHCARE CORP               359,919
      800   o COMMUNITY HEALTH SYSTEMS, INC               28,500
    1,100   o FHP INTERNATIONAL CORP                      31,350
      800   o FOUNDATION HEALTH CORP                      34,400
      800   o HEALTH CARE & RETIREMENT CORP               28,000
    1,000     HEALTH CARE PROPERTY INVESTORS, INC         35,125
    1,500   o HEALTH MANAGEMENT ASSOCIATES, INC
              (CLASS A) NEW                               39,187
    1,300   o HEALTH SYSTEMS INTERNATIONAL, INC           41,762


                       See notes to financial statements.

                                       15

 SHARES                                                  VALUE
---------                                            ------------
            HEALTHCARE--SERVICE--(continued)
      700   o HEALTHCARE COMPARE CO                   $   30,450
    1,400   o HEALTHSOURCE, INC                           50,400
    1,500   o HEALTHSOUTH CORP                            43,687
    1,100   o HORIZON/CMS HEALTHCARE CORP                 27,775
    3,000   o HUMANA, INC                                 82,125
    1,000     INTEGRATED HEALTH SERVICES, INC             25,000
    1,200     INVACARE CORP                               30,300
    1,852   o LABORATORY CORP OF AMERICA
                HOLDINGS                                  17,362
      260   o LABORATORY CORP OF AMERICA
                HOLDINGS WTS 4/28/00                         178
      900   o LINCARE HOLDINGS, INC                       22,500
      800     MANOR CARE, INC                             28,000
    1,200   o MID ATLANTIC MEDICAL SERVICES, INC          29,100
    2,800     OMEGA HEALTHCARE INVESTORS, INC             74,550
      600   o ORNDA HEALTHCORP                            13,950
      400   o PACIFICARE HEALTH SYSTEMS, INC
                (CLASS A)                                 34,800
      500   o PACIFICARE HEALTH SYSTEMS, INC
                (CLASS B)                                 43,500
    1,200   o PHYCOR, INC                                 60,675
      800   o PHYSICIAN CORP OF AMERICA                   13,600
    3,120   o TENET HEALTHCARE CORP                       64,740
       25   o TRANSPORT HOLDINGS, INC (CLASS A)            1,018
    2,700     U.S. HEALTHCARE, INC                       125,550
    2,700     UNITED HEALTHCARE CORP                     176,850
    1,100   o VALUE HEALTH, INC                           30,250
      841   o VENCOR, INC                                 27,332
    1,800   o VIVRA, INC                                  45,225
    1,000   o WELLPOINT HEALTH NETWORKS, INC
                (CLASS A)                                 32,125
                                                      ----------
                                                       1,799,860
                                                      ----------
            HOUSEHOLD--CONSUMER
             ELECTRONICS--0.03%
      735     HARMAN INTERNATIONAL INDUSTRIES, INC        29,491
                                                      ----------
             HOUSEHOLD--DURABLE GOODS--0.47%
      800     BASSETT FURNITURE INDUSTRIES, INC           18,600
    1,500     BLACK & DECKER CORP                         52,875
    1,600   o BOYD GAMING CORP                            18,600
    1,600     LEGGETT & PLATT, INC                        38,800
    2,200     MAYTAG CO                                   44,550
    3,100     NEWELL COS, INC                             80,212
    2,500     SHAW INDUSTRIES, INC                        36,875
      800     STANLEY WORKS                               41,200
    1,800     SUNBEAM CORP                                27,450
    1,200     WHIRLPOOL CORP                              63,900
                                                      ----------
                                                         423,062
                                                      ----------
            HOUSEHOLD--PRODUCTS--1.58%
    1,200     APTARGROUP, INC                             44,850
      700     CLOROX CO                                   50,137
    2,100     COLGATE PALMOLIVE CO                       147,525
    1,400     DIAL CORP                                   41,475
      700     FIRST BRANDS CORP                           33,337
    1,900   o PERRIGO CO                                  22,562
    1,100     PREMARK INTERNATIONAL, INC                  55,687
   10,700     PROCTER & GAMBLE CO                        888,100
    2,900     RUBBERMAID, INC                             73,950
    1,300   o SCOTTS CO (CLASS A)                         25,187
      700     TAMBRANDS, INC                              33,425
                                                      ----------
                                                       1,416,235
                                                      ----------
            INSURANCE--BROKERS & OTHER--0.48%
    1,300     ALEXANDER & ALEXANDER SERVICES, INC         24,700
    3,200     EQUIFAX, INC                                68,400
      800     GALLAGHER (ARTHUR J.) & CO                  29,800
    1,600   o ITT HARTFORD GROUP, INC                     77,400
    1,000     JOHN ALDEN FINANCIAL CORP                   20,875
    1,200     MARSH & MCLENNAN COS, INC                  106,500
      800     MBIA, INC                                   60,000
    1,700   o QUORUM HEALTH GROUP, INC                    37,400
                                                      ----------
                                                         425,075
                                                      ----------
            INSURANCE--LIFE--0.61%
    1,600     AON CORP                                    79,800
    1,600   o EQUITABLE COS, INC                          38,400
    1,500     FIRST COLONY CORP                           38,062
    1,500     JEFFERSON-PILOT CORP                        69,750
    1,800     PROVIDIAN CORP                              73,350
      800     RELIASTAR FINANCIAL CORP                    35,500
    1,050   o SUNAMERICA, INC                             49,875
    1,100     TORCHMARK CORP                              49,775
    1,300     UNUM CORP                                   71,500
    1,200     USLIFE CORP                                 35,850
                                                      ----------
                                                         541,862
                                                      ----------
            INSURANCE--MULTI-LINE,
             PROPERTY & CASUALTY--3.12%
    1,800     AETNA LIFE & CASUALTY CO                   124,650
    1,800     AFLAC, INC                                  78,075
    1,200     ALLMERICA PROPERTY & CASUALTY COS, INC      32,400
    6,678     ALLSTATE CORP                              274,632
    1,000     AMERICAN BANKERS INSURANCE GROUP, INC       39,000
    5,900     AMERICAN INTERNATIONAL GROUP, INC          545,750
      600     AMERICAN RE CORP                            24,525
    1,300     CHUBB CORP                                 125,775
    1,000     CIGNA CORP                                 103,250
      835     CINCINNATI FINANCIAL CORP                   54,483
    1,100     FREMONT GENERAL CORP                        40,425
      600     GEICO CORP                                  41,925
    1,200     GENERAL REINSURANCE CORP                   186,000
      800   o INSURANCE AUTO AUCTIONS, INC                 8,600
      402     KEMPER CORP                                 19,949
    1,700     LINCOLN NATIONAL CORP                       91,375
      700     MERCURY GENERAL CORP NEW                    33,425
    1,200     MGIC INVESTMENT CORP                        65,100
      900     NAC RE CORP                                 32,400
    1,200     OHIO CASUALTY CORP                          46,500
    1,400     OLD REPUBLIC INTERNATIONAL CORP             49,700
    1,300     PROGRESSIVE CORP                            63,537
    1,800     SAFECO CORP                                 62,100
    1,000     SELECTIVE INSURANCE GROUP, INC              35,500
    1,100     ST. PAUL COS, INC NOTES                     61,187
    1,100     TRANSAMERICA CORP                           80,162
    5,100     TRAVELERS GROUP, INC                       320,662
    1,400   o UNITED INSURANCE COS, INC                   26,425
    1,100     UNITRIN, INC                                52,800
    2,200   o USF&G CORP                                  37,125
    1,300     ZURICH REINSURANCE
                CENTRE HLDNGS, INC                        39,487
                                                      ----------
                                                       2,796,924
                                                      ----------
            LEISURE TIME--1.34%
    1,400     ARCTCO, INC                                 18,200
    2,300     BRUNSWICK CORP                              55,200

                       See notes to financial statements.

                                       16

 SHARES                                                  VALUE
---------                                            ------------
            LEISURE TIME--(continued)
    1,900     CALLAWAY GOLF CO                       $   42,987
    1,500     CARNIVAL CORP (CLASS A)                    36,562
    1,030   o CHRIS CRAFT INDUSTRIES, INC                44,547
    1,900   o CIRCUS CIRCUS ENTERPRISES, INC             52,962
      600   o COBRA GOLF, INC                            21,375
    8,200     DISNEY (WALT) CO                          483,800
    1,800   o HARRAHS ENTERTAINMENT, INC                 43,650
    1,500     HASBRO, INC                                46,500
    2,900     INTERNATIONAL GAME TECHNOLOGY              31,537
    1,600   o ITT CORP (NEW)                             84,800
    1,200     JOSTENS, INC                               29,100
    3,575     MATTEL, INC                               109,931
    1,800   o MIRAGE RESORT, INC                         62,100
       40   o NATIONAL GAMING CORP                          475
    1,300     OUTBOARD MARINE CORP                       26,487
      950   o PLAYERS INTERNATIONAL, INC                 10,153
                                                     -----------
                                                      1,200,366
                                                     -----------
            MACHINERY--1.57%
      500     AGCO CORP                                  25,500
    1,200   o BJ SERVICES CO                             34,800
    3,200     CATERPILLAR, INC                          188,000
      800     CINCINNATI MILACRON, INC                   21,000
    1,400   o COGNEX CORP                                48,650
      821   o COOPER CAMERON CORP                        29,145
      935     COOPER INDUSTRIES, INC                     34,361
    4,200     DEERE & CO                                148,050
    1,800     DOVER CORP                                 66,375
    1,000     DURIRON, INC                               23,375
    1,200     FEDERAL SIGNAL CORP                        31,050
      900     GREENFIELD INDUSTRIES, INC                 28,125
    1,100     HARNISCHFEGER INDUSTRIES, INC              36,575
      600     HARSCO CORP                                34,875
      900     IDEX CORP                                  36,675
    1,600     ILLINOIS TOOL WORKS, INC                   94,400
    1,600     INGERSOLL-RAND CO                          56,200
      900     KAYDON CORP                                27,337
      600     KENNAMETAL, INC                            19,050
    1,500     PARKER-HANNIFIN CORP                       51,375
      800     STEWART & STEVENSON SERVICES, INC          20,200
      700     SUNDSTRAND CORP                            49,262
      900     TECUMSEH PRODUCTS CO (CLASS A)             46,575
    1,550   o THERMO ELECTRON CORP                       80,600
      806     TIMKIN CO                                  30,829
      900     TRINITY INDUSTRIES, INC                    28,350
    1,000     TRINOVA CORP                               28,625
      800   o VARITY CORP NEW                            29,700
    1,200     YORK INTERNATIONAL CORP                    56,400
                                                     -----------
                                                      1,405,459
                                                     -----------
            METALS--ALUMINIUM--0.23%
      800   o ALUMAX, INC                                24,500
    2,500     ALUMINUM CO OF AMERICA                    132,187
      900     REYNOLDS METALS CO                         50,962
                                                     ----------
                                                        207,649
                                                     ----------
            METALS--GOLD--0.21%
    2,200   o AMAX GOLD, INC                             15,950
    1,400     BATTLE MOUNTAIN GOLD CO                    11,900
    1,400     FREEPORT MCMORAN COPPER & GOLD,
                INC (CLASS A)                            39,200
    1,263     FREEPORT-MCMORAN COPPER & GOLD,
                INC (CLASS B)                            35,521
    2,100     HOMESTAKE MINING CO                        32,812
    1,200     NEWMONT MINING CORP                        54,300
                                                     ----------
                                                        189,683
                                                     ----------
            METALS--NON-FERROUS--0.33%
    1,200     ASARCO, INC                                38,400
    1,900     CYPRUS AMAX MINERALS CO                    49,637
      300     FREEPORT MCMORAN, INC                      11,100
    1,700   o HECLA MINING CO                            11,687
    1,700   o MAGMA COPPER CO                            47,387
      600     MAPCO, INC                                 32,775
    1,100     MINERALS TECHNOLOGIES INC                  40,150
    1,100     PHELPS DODGE CORP                          68,475
                                                     ----------
                                                        299,611
                                                     ----------
            METALS--STEEL--0.32%
    2,600   o BETHLEHEM STEEL CORP                       36,400
    1,200     BIRMINGHAM STEEL CORP                      17,850
    1,200     INLAND STEEL INDUSTRIES, INC               30,150
    2,200   o LTV CORP NEW                               30,250
    1,400     NUCOR CORP                                 79,975
      900     OREGON STEEL MILLS                         12,600
    1,500     USX-U.S. STEEL GROUP                       46,125
    1,600     WORTHINGTON INDUSTRIES, INC                33,300
                                                     ----------
                                                        286,650
                                                     ----------
            OFFICE EQUIPMENT--3.26%
    2,800   o AMDAHL CORP                                23,800
    2,200     APPLE COMPUTER, INC                        70,125
      800     AVERY DENNISON CORP                        40,100
    4,200   o COMPAQ COMPUTER CORP                      201,600
    1,000   o CRAY RESEARCH, INC                         24,750
    1,600   o DATA GENERAL CORP                          22,000
    1,400   o DELL COMPUTER CORP                         48,475
    2,800   o DIGITAL EQUIPMENT CORP                    179,550
    6,300     HEWLETT-PACKARD CO                        527,625
    9,200     INTERNATIONAL BUSINESS MACHINES CORP      844,100
      500   o KOMAG, INC                                 23,062
    1,100     MILLER (HERMAN), INC                       33,000
    2,500     PITNEY BOWES, INC                         117,500
    1,200   o QUANTUM CORP                               19,350
      900   o SCI SYSTEMS, INC                           27,900
    1,300   o SEAGATE TECHNOLOGY, INC                    61,750
    1,200   o SEQUENT COMPUTER SYSTEMS, INC              17,400
    3,000   o SILICON GRAPHICS, INC                      82,500
      800   o SOLECTRON CORP                             35,300
    1,100   o STORAGE TECHNOLOGY CORP                    26,262
    3,400   o SUN MICROSYSTEMS, INC                     155,125
    2,800   o TANDEM COMPUTERS, INC                      29,750
    3,400   o UNISYS CORP                                19,125
      800   o VIKING OFFICE PRODUCTS, INC                37,200
    1,500   o WANG LABORATORIES, INC                     24,937
    1,700     XEROX CORP                                232,900
                                                     ----------
                                                      2,925,186
                                                     ----------
            PAPER--1.15%
      700     ALBANY INTERNATIONAL CORP
              (CLASS A) NEW                              12,687
    2,000     BEMIS, INC                                 51,250

                       See notes to financial statements.

                                       17


 SHARES                                                 VALUE
---------                                            ------------
            PAPER--(continued)
    1,000     BOWATER, INC                           $   35,500
      600     CONSOLIDATED PAPERS, INC                   33,675
      160   o CROWN VANTAGE, INC                          2,280
      800     FEDERAL PAPER BOARD CO, INC                41,500
    3,800     INTERNATIONAL PAPER CO                    143,925
    1,600     JAMES RIVER CORP OF VIRGINIA               38,600
    4,350     KIMBERLY-CLARK CORP                       359,962
    1,500     LONGVIEW FIBRE CO                          24,375
      900     MEAD CORP                                  47,025
      900     PENTAIR, INC                               44,775
    1,365     SONOCO PRODUCTS CO                         35,831
    1,800     STONE CONTAINER CORP                       25,875
      800     TEMPLE-INLAND, INC                         35,300
    1,100     UNION CAMP CORP                            52,387
    1,650     WESTVACO CORP                              45,787
                                                     ----------
                                                      1,030,734
                                                     ----------
            PETROLEUM--EXPLORATION
              & PRODUCTION--0.80%
    1,500     AMERADA HESS CORP                          79,500
    1,200     ANADARKO PETROLEUM CORP                    64,950
      500     APACHE CORP                                14,750
      800     ASHLAND, INC                               28,100
    2,300     BURLINGTON RESOURCES, INC                  90,275
      600     KERR-MCGEE CORP                            38,100
    1,000     LOUISIANA LAND & EXPLORATION CO            42,875
    2,000     MITCHELL ENERGY & DEVELOPMENT CORP
                (CLASS A)                                37,000
      800     MURPHY OIL CORP                            33,200
    1,200   o NEWFIELD EXPLORATION CO                    32,400
    1,100     NOBLE AFFILIATES, INC                      32,862
    1,100   o ORYX ENERGY CO                             14,712
      700     PARKER & PARSLEY PETROLEUM CO              15,400
    1,300     PENNZOIL CO                                54,925
    1,000     POGO PRODUCING CO                          28,250
    3,100   o SANTA FE ENERGY RESOURCES, INC             29,837
    1,200   o SEAGULL ENERGY CORP                        26,700
      400   o TRITON ENERGY CORP                         22,950
    1,700     UNION TEXAS PETROLEUM HOLDINGS, INC        32,937
                                                     ----------
                                                        719,723
                                                     ----------
            PETROLEUM--INTEGRATED--4.97%
    7,400     AMOCO CORP                                531,875
    2,300     ATLANTIC RICHFIELD CO                     254,725
   10,500     CHEVRON CORP                              551,250
      900     DIAMOND SHAMROCK, INC                      23,287
   19,700     EXXON CORP                              1,578,462
    6,300     MOBIL CORP                                705,600
    5,100     OCCIDENTAL PETROLEUM CORP                 109,012
    2,900     PHILLIPS PETROLEUM CO                      98,962
    1,800     SUN CO, INC                                49,275
    4,300     TEXACO, INC                               337,550
    4,180     UNOCAL CORP                               121,742
    4,900     USX-MARATHON GROUP, INC NEW                95,550
                                                     ----------
                                                      4,457,290
                                                     ----------
            PETROLEUM--SERVICE--0.81%
    2,600     BAKER HUGHES, INC                          63,375
      800     CABOT CORP                                 43,100
    1,300     CAMCO INTERNATIONAL, INC                   36,400
    2,900     DRESSER INDUSTRIES, INC                    70,687
    1,400     FLUOR CORP                                 92,400
    1,900     HALLIBURTON CO                             96,187
    3,400   o NABORS INDUSTRIES, INC                     37,825
    2,700   o NOBLE DRILLING CORP                        24,300
    3,500   o ROWAN COS, INC                             34,562
    1,000     SONAT OFFSHORE DRILLING, INC               44,750
    1,300     TIDEWATER, INC                             40,950
      700     TOSCO CORP                                 26,687
    1,500     ULTRAMAR CORP                              38,625
    1,000     VASTAR RESOURCES, INC                      31,750
      800   o WESTERN ATLAS, INC                         40,400
                                                     ----------
                                                        721,998
                                                     ----------
            PHOTOGRAPHY--0.45%
    5,500     EASTMAN KODAK CO                          368,500
      800     POLAROID CORP                              37,900
                                                     ----------
                                                        406,400
                                                     ----------
            PROPERTY--REAL ESTATE--0.29%
    3,300     TAUBMAN CENTERS, INC                       33,000
    1,200   o TOLL BROTHERS, INC                         27,600
    3,500     WEINGARTEN REALTY INVESTORS, INC          133,000
    2,800     WELLSFORD RESIDENTIAL PROPERTY
                TRUST                                    64,400
                                                     ----------
                                                        258,000
                                                     ----------
            PUBLISHING--NEWSPAPER--0.46%
      900     BELO (A.H.) CORP SERIES A                  31,275
      900     CENTRAL NEWSPAPERS, INC (CLASS A)          28,237
      991   o COX COMMUNICATIONS, INC (CLASS A)
              NEW                                        19,324
      900     DOW JONES & CO, INC                        35,887
    1,800     GANNETT CO, INC                           110,475
      500     KNIGHT-RIDDER, INC                         31,250
    1,300     NEW YORK TIMES CO (CLASS A)                38,512
    1,700     TIMES MIRROR CO (SERIES A) NEW             57,587
      700     TRIBUNE CO NEW                             42,787
      900   o VALASSIS COMMUNICATIONS, INC               15,750
                                                     ----------
                                                        411,084
                                                     ----------
            PUBLISHING--OTHER--0.86%
    1,500     AMERICAN GREETINGS CORP (CLASS A)          41,437
    2,100     DONNELLEY (R.R.) & SONS CO                 82,687
    2,300     DUN & BRADSTREET CORP                     148,925
    1,000     HARCOURT GENERAL, INC                      41,875
      600     HOUGHTON MIFFLIN CO                        25,800
      600     MCGRAW HILL COS, INC                       52,275
    1,400     MEREDITH CORP                              58,625
    1,400     READER'S DIGEST ASSOCIATION, INC
              (CLASS A) (NON-VTG)                        71,750
      500   o SCHOLASTIC CORP                            38,875
    5,431     TIME WARNER, INC                          205,699
                                                     ----------
                                                        767,948
                                                     ----------
            RAILROAD--0.97%
    2,040     BURLINGTON NORTHERN SANTA FE CORP         159,120
    1,300     CONRAIL, INC                               91,000
    2,800     CSX CORP                                  127,750
      600     ILLINOIS CENTRAL CORP SERIES A             23,025
      700     KANSAS CITY SOUTHERN INDUSTRIES, INC       32,025
    1,900     NORFOLK SOUTHERN CORP                     150,812
    1,800   o SOUTHERN PACIFIC RAIL CORP                 43,200
    3,000     UNION PACIFIC CORP                        198,000
      700   o WISCONSIN CENTRAL TRANSIT CORP             46,025
                                                     ----------
                                                        870,957


                       See notes to financial statements.

                                       18




 SHARES                                                  VALUE
---------                                            ------------

            RESTAURANTS & HOTELS--1.26%
    1,100     APPLE SOUTH, INC                       $   23,650
    1,200     APPLEBEES INTERNATIONAL, INC               27,300
    1,600   o BOSTON CHICKEN, INC                        51,400
    1,700   o BUFFETS, INC                               23,375
    1,300     CRACKER BARREL OLD COUNTRY STORE, INC      22,425
    2,700     DARDEN RESTAURANTS, INC                    32,062
      900   o HFS INC                                    73,575
      700     HILTON HOTELS CORP                         43,050
    2,800   o HOST MARRIOTT CORP                         37,100
    1,050     LA QUINTA INNS, INC                        28,743
    2,200     MARRIOTT INTERNATIONAL, INC                84,150
   10,900     MCDONALDS CORP                            491,862
    1,400     MORRISON RESTAURANTS, INC                  19,600
    1,550   o PROMUS HOTEL CORP                          34,487
    2,900     SYSCO CORP                                 94,250
    2,100     WENDYS INTERNATIONAL, INC                  44,625
                                                     ----------
                                                      1,131,654
                                                     ----------
            RETAIL--FOOD--0.73%
    3,700     ALBERTSONS, INC                           121,637
    1,800     AMERICAN STORES CO, NEW                    48,150
       39   o BRUNOS, INC                                   409
    5,900     FOOD LION, INC (CLASS B)                   33,556
    1,800     GIANT FOOD, INC (CLASS A)                  56,700
    1,300     GREAT ATLANTIC & PACIFIC TEA CO, INC       29,900
    1,400   o KROGER CO                                  52,500
    2,400     RUDDICK CORP                               27,600
    1,700   o SAFEWAY, INC NEW                           87,550
    2,200   o STARBUCKS CORP                             46,200
    1,000   o STOP & SHOP COS, INC NEW                   23,125
    1,000     SUPERVALU, INC                             31,500
    1,600   o VONS COS, INC                              45,200
    1,400     WINN DIXIE STORES, INC                     51,625
                                                     ----------
                                                        655,652
                                                     ----------
            RETAIL--GENERAL MERCHANDISE--3.60%
    2,600   o AUTOZONE, INC                              75,075
      600   o BARNES & NOBLE, INC                        17,400
      700   o BEST BUY, INC                              11,375
    1,300   o BORDERS GROUP, INC                         24,050
      800  xo CALDOR CORP                                 2,600
    3,200     CHARMING SHOPPES, INC                       9,200
    1,500     CIRCUIT CITY STORES, INC                   41,437
    1,300   o CONSOLIDATED STORES CORP                   28,275
    3,000   o CUC INTERNATIONAL, INC                    102,375
      900     DAYTON HUDSON CORP                         67,500
      900   o DEPARTMENT 56, INC                         34,537
    1,700     DILLARD DEPARTMENT STORES (CLASS A)        48,450
    1,575     DOLLAR GENERAL CORP                        32,681
    1,000   o ECKERD CORP                                44,625
    3,570   o FEDERATED DEPARTMENT STORES, INC           98,175
    1,900     GAP, INC                                   79,800
    1,100   o GYMBOREE CORP                              22,687
    1,500     HECHINGER CO (CLASS A)                      6,562
    1,300     HEILIG MEYERS CO                           23,887
    7,500     HOME DEPOT, INC                           359,062
    7,100     K MART CORP                                51,475
      600   o KOHLS CORP                                 31,500
    4,200     LIMITED, INC                               72,975
    2,300     LOWES COS, INC                             77,050
    3,600     MAY DEPARTMENT STORES CO                  152,100
    1,900     MELVILLE CORP                              58,425
    1,300   o MUSICLAND STORES CORP                       5,525
      900     NORDSTROM, INC                             36,450
    1,800   o OFFICEMAX, INC                             40,275
    2,900     PENNEY, (J.C.) CO, INC                    138,112
    1,200     PEP BOYS-MANNY, MOE & JACK                 30,750
    1,250   o PETSMART, INC                              38,750
    3,400   o PRICE/COSTCO, INC                          51,850
    1,400   o REVCO (D.S.), INC NEW                      39,550
    2,200     RITE AID CORP                              75,350
    2,100     ROUSE CO                                   42,787
    5,900     SEARS ROEBUCK & CO                        230,100
    1,800   o STAPLES, INC                               43,875
    1,800     STRIDE RITE CORP                           13,500
    1,800   o SUNGLASS HUT INTERNATIONAL, INC            42,750
    1,200     TANDY CORP                                 49,800
    1,900     TJX COS, INC NEW                           35,862
    4,000   o TOYS R US, INC                             87,000
   21,400     WAL-MART STORES, INC                      478,825
    4,100     WALGREEN CO                               122,487
      900   o WILLIAMS-SONOMA, INC                       16,650
    2,800     WOOLWORTH CORP                             36,400
                                                     ----------
                                                      3,229,926
                                                     ----------
            TEXTILE & APPAREL--0.47%
    1,300   o ANN TAYLOR STORES CORP                     13,325
    1,600   o FRUIT OF THE LOOM, INC (CLASS A)           39,000
    1,600     KELLWOOD CO                                32,600
    1,400     LIZ CLAIBORNE, INC                         38,850
      900   o NAUTICA ENTERPRISES, INC                   39,375
    1,000     NIKE, INC (CLASS B)                        69,625
    1,000   o NINE WEST GROUP, INC                       37,500
    1,200     REEBOK INTERNATIONAL LTD                   33,900
      900     RUSSELL CORP                               24,975
      500   o TOMMY HILFIGER CORP                        21,187
    1,300     UNIFI, INC                                 28,762
      800     VF CORP                                    42,200
                                                     ----------
                                                        421,299
                                                     ----------
            TOBACCO--1.83%
    2,900     AMERICAN BRANDS, INC                      129,412
   13,000     PHILIP MORRIS COS, INC                  1,176,500
    5,301     RJR NABISCO HOLDINGS CORP                 163,668
      240   o SCHWEITZER-MAUDUIT INTL, INC                5,550
    1,800     UNIVERSAL CORP                             43,875
    3,500     UST, INC                                  116,812
                                                     ----------
                                                      1,635,817
                                                     ----------
            TRUCKERS & SHIPPING--0.21%
    1,100   o AMERICAN FREIGHTWAYS CORP                  11,412
      900     AMERICAN PRESIDENT COS LTD                 20,700
      600     ROADWAY SERVICES, INC                      29,325
    2,800     ROLLINS TRUCK LEASING CORP                 31,150
    1,600     RYDER SYSTEMS, INC                         39,600
      300     SHURGARD STORAGE CENTERS, INC               8,100
    1,000     WERNER ENTERPRISES, INC                    20,250
      600     XTRA CORP                                  25,500
                                                     ----------
                                                        186,037
                                                     ----------
            UTILITIES--ELECTRIC--4.55%
    1,800   o AES CORP                                   42,975
    2,300     ALLEGHENY POWER SYSTEMS, INC               65,837



                       See notes to financial statements.

                                       19




 SHARES                                                  VALUE
---------                                            ------------
            UTILITIES--ELECTRIC--(continued)
    2,800     AMERICAN ELECTRIC POWER CO, INC        $   113,400
    2,900     ATLANTIC ENERGY, INC                        55,825
    2,000     BALTIMORE GAS & ELECTRIC CO                 57,000
    2,300     CAROLINA POWER & LIGHT CO                   79,350
    5,100     CENTERIOR ENERGY CORP                       45,262
    2,300     CENTRAL & SOUTH WEST CORP                   64,112
    3,100     CINERGY CORP                                94,937
    3,562   o CITIZENS UTILITIES CO (CLASS B)             44,970
    1,700     CMS ENERGY CORP                             50,787
    3,500     CONSOLIDATED EDISON CO
              OF NEW YORK, INC                           112,000
    2,200     DETROIT EDISON CO                           75,900
    2,800     DOMINION RESOURCES, INC                    115,500
    1,500     DPL, INC                                    37,125
    1,200     DQE, INC                                    36,900
    2,700     DUKE POWER CO                              127,912
    2,700     EASTERN UTILITIES ASSOCIATES                63,787
    3,100     ENTERGY CORP NEW                            90,675
    1,800     FLORIDA PROGRESS CORP                       63,675
    2,400     FPL GROUP, INC                             111,300
    1,500     GENERAL PUBLIC UTILITIES CORP               51,000
    2,800     HOUSTON INDUSTRIES, INC                     67,900
    2,600     IDAHO POWER CO                              78,000
      400     IES INDUSTRIES, INC                         10,600
    2,100     ILLINOVA CORP                               63,000
    1,500     KANSAS CITY POWER & LIGHT CO                39,187
    2,600     LONG ISLAND LIGHTING CO                     42,575
    2,300     MIDAMERICAN ENERGY CO                       38,525
    3,300     NEVADA POWER CO                             73,425
    1,100     NEW ENGLAND ELECTRIC SYSTEMS CO             43,587
    1,500     NEW YORK STATE ELECTRIC & GAS CORP          38,812
    4,000     NIAGARA MOHAWK POWER CORP                   38,500
    1,600     NORTHEAST UTILITIES CO                      39,000
    1,000     NORTHERN STATES POWER CO                    49,125
    2,400     OHIO EDISON CO                              56,400
    6,700     PACIFIC GAS & ELECTRIC CO                  190,112
    4,200     PACIFICORP                                  89,250
    2,700     PECO ENERGY CO                              81,337
    1,700     PINNACLE WEST CAPITAL CORP                  48,875
    1,700     POTOMAC ELECTRIC POWER CO                   44,625
    2,700     PP&L RESOURCES, INC                         67,500
    1,400     PUBLIC SERVICE CO OF COLORADO               49,525
    3,000   o PUBLIC SERVICE CO OF NEW MEXICO             52,875
    3,200     PUBLIC SERVICE ENTERPRISE GROUP, INC        98,000
    3,100     PUGET SOUND POWER & LIGHT CO                72,075
    1,500     SAN DIEGO GAS & ELECTRIC CO                 35,625
    1,200     SCANA CORP                                  34,350
    6,300     SCE CORP                                   111,825
   10,000     SOUTHERN CO                                246,250
    2,100     TECO ENERGY, INC                            53,812
    3,600     TEXAS UTILITIES CO                         148,050
    2,800     UNICOM CORP                                 91,700
    1,300     UNION ELECTRIC CO                           54,275
    1,800     UNITED ILLUMINATING CO                      67,275
    1,400     UTILICORP UNITED, INC                       41,125
    1,800     WASHINGTON WATER POWER CO                   31,500
      900     WESTERN RESOURCES, INC                      30,037
    2,000     WISCONSIN ENERGY CORP                       61,250
                                                      ----------
                                                       4,080,113
                                                      ----------
            UTILITIES--GAS & PIPELINE--1.28%
    1,300   o AMERICAN STANDARD COS, INC                  36,400
    2,400     ATLANTA GAS LIGHT CO                        47,400
      800     CABOT OIL & GAS CORP (CLASS A)              11,700
    1,500   o COASTAL CORP                                55,875
      700   o COLUMBIA GAS SYSTEMS, INC                   30,712
    2,000     CONSOLIDATED NATURAL GAS CO                 90,750
    1,400     EL PASO NATURAL GAS CO NEW                  39,725
    3,100     ENRON CORP                                 118,187
    1,600     ENSERCH CORP                                26,000
    1,600     INDIANA ENERGY INC                          38,200
      300   o IONICS, INC                                 13,050
    1,100     MCN CORP                                    25,575
    1,800     NICOR, INC                                  49,500
      900     NORTHWEST NATURAL GAS CO                    29,700
    1,500     PACIFIC ENTERPRISES, INC                    42,375
    2,500     PANHANDLE EASTERN CORP                      69,687
    1,300     PIEDMONT NATURAL GAS CO, INC                30,225
    1,000     QUESTAR CORP                                33,500
    1,300     SONAT, INC                                  46,312
    2,700     TENNECO, INC                               133,987
    1,119     UGI CORP NEW                                23,219
    1,500     VALERO ENERGY CORP                          36,750
    1,400     WICOR, INC                                  45,150
    1,569     WILLIAMS COS, INC                           68,839
                                                      ----------
                                                       1,142,818
                                                      ----------
            UTILITIES--TELEPHONE--7.31%
    3,300     ALLTEL CORP                                 97,350
    8,900     AMERITECH CORP NEW                         525,100
   24,400     AT & T CORP                              1,579,900
    6,800   o BELL ATLANTIC CORP                         454,750
   15,200     BELLSOUTH CORP                             661,200
    1,800     CINCINNATI BELL, INC                        62,550
    4,700     FRONTIER CORP                              141,000
      750   o GLENAYRE TECHNOLOGIES, INC                  46,687
   15,000     GTE CORP                                   660,000
   11,100     MCI COMMUNICATIONS CORP                    289,987
    1,300   o MOBILE TELECOMMUNICATIONS
                TECHNOLOGIES CORP                         27,787
    2,800   o NEXTEL COMMUNICATIONS, INC (CLASS A)        41,300
    6,700     NYNEX CORP                                 361,800
    6,800     PACIFIC TELESIS GROUP                      228,650
    9,200     SBC COMMUNICATIONS, INC                    529,000
    2,200     SOUTHERN NEW ENGLAND
                TELECOMMUNICATIONS CORP                   87,450
    5,500     SPRINT CORP                                219,312
    1,208     TELEPHONE & DATA SYSTEMS, INC               47,716
    7,500   o U.S. WEST COMMUNICATIONS GROUP             268,125
    7,500   o U.S. WEST MEDIA GROUP                      142,500
    2,300     WORLDCOM, INC                               81,075
                                                      ----------
                                                       6,553,239
                                                      ----------

            TOTAL COMMON STOCK
              (Cost $72,206,684)                      88,594,317
                                                     -----------
                   ROUNDING                                  124
                                                     -----------
            TOTAL PORTFOLIO
              (Cost $72,207,438)                     $88,595,324
                                                     -----------

------------
o NON-INCOME PRODUCING
x IN BANKRUPTCY

                    See notes to financial statements.

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